Goodwill - Narrative (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022
US Regulated
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.50%	2.30%
UK Electricity Distribution
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.60%	2.50%
UK Electricity Distribution Group
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	5.60%	5.20%
UK Electricity Distribution DNO
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	5.60%	4.90%
New York
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	6.40%	5.50%
New England
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	6.60%	5.60%
National Grid Ventures Renewables
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	8.60%	7.50%
Accumulated impairment | Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Intangible assets and goodwill	£ 0	£ 0